Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Schedule of cash flow, supplemental disclosures
Net cash paid (received) during the period for interest, net of capitalized interest, and income taxes are presented below:

	2017	2016	2015
Net cash paid (received) during the period for:
Interest, net of capitalized interest	$130.5	$137.1	$161.3
Income taxes	0.1	(2.6)	0.7

Schedule of non-cash investing and financing activities
Non-cash investing and financing activities for the years ended December 31, 2017, 2016 and 2015, are presented below:

	2017	2016	2015
Capital investments	$37.3	$33.2	$34.4
Research and Innovation Center capital lease	1.1	25.2	—
Issuance of restricted stock and restricted stock units	4.6	2.3	4.1